ETF2 P3 09/24

FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED SEPTEMBER 26, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED AUGUST 1, 2024, OF
FRANKLIN ULTRA SHORT BOND ETF (THE “FUND”)

Effective September 30, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1. The following replaces the disclosure in the section titled “Fund Summary – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

Andrew C. Benson
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

Joanne Driscoll, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

Michael J. Lima
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

2. The following replaces the third, fourth, fifth, and sixth paragraphs in the section titled “Fund Details – Management” in the Fund’s Prospectus:

Andrew C. Benson Portfolio Manager of Advisers
Mr. Benson has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Benson was a portfolio manager for Putnam Investment Management, LLC.

Joanne Driscoll, CFA Portfolio Manager of Advisers
Ms. Driscoll has been a portfolio manager of the Fund since September 2024. She joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Ms. Driscoll was a portfolio manager for Putnam Investment Management, LLC.

Michael J. Lima Portfolio Manager of Advisers
Mr. Lima has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Lima was a portfolio manager for Putnam Investment Management, LLC.

3. The following replaces the disclosure as it pertains to the Fund in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Andrew C. Benson*	Registered Investment Companies	14	13,950.2	2	1,867.1
	Other Pooled Investment Vehicles	15	7,628.1	None	None
	Other Accounts	4	17,688.3	None	None
Joanne Driscoll*	Registered Investment Companies	7	14,668.8	1	1,267.9
	Other Pooled Investment Vehicles	7	3,649.6	None	None
	Other Accounts	None	None	None	None
Michael J. Lima*	Registered Investment Companies	6	14,243.3	1	1,267.9
	Other Pooled Investment Vehicles	7	3,649.6	None	None
	Other Accounts	4	4,535.9	None	None

*Information is provided as of August 31, 2024.

4. The following replaces the disclosure as it pertains to the Fund in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Andrew C. Benson*	None
Joanne Driscoll*	None
Michael J. Lima*	None
*Information is provided as of August 31, 2024

Please retain this supplement for future reference.